Disclosure of number and weighted average exercise prices of other equity instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Share	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 USD ($) Share	Dec. 31, 2017 CAD ($) Share
Deferred Share Unit [Member]
Statements [Line Items]
Number of units granted during the year	158,886	158,886	130,964	130,964
Weighted average price (C$/unit) | $		$ 7.91		$ 8.59
Expenses (recovery) recognized during the year related to the grant of deferred share units, as well as mark-to-market adjustments | $	$ (1,877)		$ 2,982
Payments made during the year | $	$ 0		$ 638
Restricted Share Unit [Member]
Statements [Line Items]
Number of restricted share units, beginning of year	3,405,713	3,405,713	3,492,408	3,492,408
Number of units granted during the year	1,031,701	1,031,701	987,194	987,194
Credits for dividends	9,724	9,724	8,156	8,156
Number of units forfeited during the year	(21,190)	(21,190)	(201,946)	(201,946)
Number of units vested	(759,081)	(759,081)	(880,099)	(880,099)
Number of restricted share units, end of year	3,666,867	3,666,867	3,405,713	3,405,713
Weighted average price (C$/unit) | $		$ 10.33		$ 10.60
Expenses (recovery) recognized during the year related to the grant of deferred share units, as well as mark-to-market adjustments | $	$ (496)		$ 12,937
Payments made during the year | $	$ 6,435		$ 5,491